CONSOLIDATED BALANCE SHEETS € in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current assets:
Cash and cash equivalents	$ 24,292,113	$ 6,750,178
Restricted cash	405,040	2,275,866
Accounts receivable, net of allowances for doubtful accounts	13,835,019	34,483,462
Advances to suppliers	248,130	379,568
Value added tax receivable	7,508,251	12,808,144
Project assets current	32,125,312	64,257,766
Prepaid expenses and other current assets, net	6,070,654	14,318,076
Assets held for sale	18,578,626	0
Total current assets	103,063,145	135,273,060
Property, plant and equipment, net	143,301,385	190,787,262
Deferred tax assets, net	837,864	1,111,472
Project assets non-current	6,522,539	44,081,599
Operating lease right-of-use assets	23,990,913	0
Finance lease right-of-use assets	24,991,789	0
Other non-current assets	17,236,558	6,458,949
Total assets	319,944,193	377,712,342
Current liabilities:
Accounts payable	20,431,093	12,050,201
Advances from customers	86,316	102,510
Amounts due to related parties	2,747,632	23,238,984
Short-term borrowings	35,756,951	44,464,515
Bonds payable	2,503,621	0
Income tax payable	1,077,923	706,744
Salary payable	438,288	425,207
Operating lease liabilities current	452,740
Failed sale-lease back and finance lease liabilities current	9,579,203
Other current liabilities	27,163,335	52,748,907
Liabilities held for sale	9,168,366
Total current liabilities	109,405,468	133,737,068
Long-term borrowings	3,367,061	41,435,099
Operating lease liabilities non-current	22,887,949
Failed sale-lease back and finance lease liabilities non-current	46,736,540	77,874,770
Total liabilities	182,397,018	253,046,937
Commitments and contingencies (see Note 20)
Shareholders' equity
Common shares (500,000,000 shares; no par value, shares authorized at December 31, 2018 and 2019; 381,027,002 shares issued and 380,818,902 shares outstanding at December 31, 2018; 481,027,002 shares issued and 480,818,902 shares outstanding at December 31, 2019)	530,208,240	519,313,350
Additional paid-in capital	9,712,935	9,364,019
Accumulated deficit	(442,345,657)	(433,514,434)
Accumulated other comprehensive loss	(2,858,746)	(4,493,312)
ReneSola Ltd shareholders' equity	94,716,772	90,669,623
Noncontrolling interest	42,830,403	33,995,782
Total shareholders' equity	137,547,175	124,665,405
Total liabilities and shareholders' equity	$ 319,944,193	$ 377,712,342